Prepayments, Receivables and Other Assets, Net (Details) - USD ($)						12 Months Ended
	Nov. 11, 2025	Jun. 30, 2025	Jun. 16, 2025	Mar. 11, 2025	Feb. 15, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Line Item]
Borrowings amount						$ 1,285,102	$ 2,033,970	$ 478,404
Repaid amount		$ 500,000
Wealth management term						203 days
Yield rate						4.30%
Financial assets allowance for credit losses						$ 4,585,103
Loan exceeding of current assets, percentage						5.00%
Borrower A [Member]
Prepaid Expenses and Other Current Assets, Net [Line Item]
Loan amount	$ 1,000,000			$ 1,500,000
Maturity date	Nov. 11, 2025		Jun. 16, 2026	Mar. 12, 2026
Borrowings amount			$ 500,000
Principal and interest						$ 3,027,671
Borrower B [Member]
Prepaid Expenses and Other Current Assets, Net [Line Item]
Loan amount					$ 1,020,000.00
Maturity date					Feb. 15, 2026
Principal and interest						$ 1,051,199
Second Category Loans [Member]
Prepaid Expenses and Other Current Assets, Net [Line Item]
Maturity date						Aug. 13, 2025
Repaid amount						$ 150,000
Re-Entrusted Fund [Member]
Prepaid Expenses and Other Current Assets, Net [Line Item]
Loan amount						$ 153,587
Maturity date						Mar. 14, 2026
Entrusted Fund [Member]
Prepaid Expenses and Other Current Assets, Net [Line Item]
Maturity date						Oct. 28, 2025
Debt Instrument, Unused Borrowing Capacity, Amount						$ 350,000
Principal and interest						$ 506,233
Business Partners [Member]
Prepaid Expenses and Other Current Assets, Net [Line Item]
Loans mature						1 year
Interest rate						8.00%